Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2012	2013	2012	2013
Interest Rate	Derivative assets /Non-current assets	$—	$762	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	591	732

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	8,978	3,270

	Total Derivatives	$—	$762	$9,569	$4,002

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of (Loss) / Gain Recognized on Derivatives
	Year ended December 31,
	2012	2013
Interest Rate Contracts	$(5,384)	$813
Net (Loss) / Gain Recognized	$(5,384)	$813

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2012	2013
Derivative instruments – asset position	$—	$762
Derivative instruments – liability position	9,569	4,002

As of December 31, 2012 and 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest rate derivatives schedule
Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2012 and 2013 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2012	2013
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$25,759	$0
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	28,271	0
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	30,600	0
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	26,051	0
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	28,268	0
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	25,684	0
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	37,125	34,875
Eniaprohi (2)	November 14, 2011	November 13, 2014	1.4000%	35,552	33,328
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	34,800	32,400
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	42,040	38,400
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	36,400	33,900
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	14,935	13,305
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	30,932	28,798
Pelea (2)	December 15, 2011	December 14, 2016	2.0500%	34,935	32,962
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	20,800	20,800
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	28,500
Petra (2)	January 18, 2013	January 18, 2018	0.9800%	0	14,000
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	25,174	24,297
Pemer (2)	June 07, 2013	March 07, 2018	0.9475%	0	14,000
Avstes (2)	July 18, 2013	April 18, 2018	1.3500%	0	14,000
Shikoku (2)	August 28, 2013	August 28, 2018	1.2500%	0	18,667

Total				$505,826	$382,232